Warrants - Rollforward (Details) - $ / shares	5 Months Ended	12 Months Ended
	Oct. 15, 2023	Apr. 30, 2023
Number of Warrants
Warrants outstanding, beginning (in shares)	483,649	131,006
Granted (in shares)	48,530	386,119
Expired (in shares)	0	33,476
Warrants outstanding, ending (in shares)	532,179	483,649
Weighted-Average Exercise Price
Warrants, Weighted-Average Exercise Price, beginning (in dollars per share)	$ 1.31	$ 4.49
Granted (in dollars per share)	0.01	0.20
Expired (in dollars per share)	0	1.00
Warrants, Weighted-Average Exercise Price, ending (in dollars per share)	$ 1.19	$ 1.31